Employee Information - Summary of Number of Employees by Gender and Age (Detail) - Employee	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Employees [line items]
Number of employees	94,236	99,952
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	27.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	73.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	3.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,276
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	1,595
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	27.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	8,418
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	16,595
36-45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	36.00%
36-45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	8,057
36-45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	25,560
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	23.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,894
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	17,180
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	11.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	2,328
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	8,333